ACCOUNTS RECEIVABLE, NET - Allowance for credit losses movement (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Allowance for doubtful accounts movement
Beginning balance	$ 780,109	$ 634,166
Reversal		(16,087)
Additions	273,849
Foreign currency translation adjustments	(22,183)	7,362
Ending balance	$ 1,031,775	690,371
Adoption ASU 2016-13
Allowance for doubtful accounts movement
Beginning balance		$ 64,930